Description of Organization and Business Operations (Details) - USD ($)			6 Months Ended		12 Months Ended
	Nov. 13, 2019	Nov. 07, 2019	Jun. 30, 2021	Dec. 31, 2019	Dec. 31, 2020
Description of Organization and Business Operations (Details) [Line Items]
Stock price (in Dollars per share)		$ 10	$ 10		$ 10
Gross proceeds from investors				$ 3,950,311
Sale of additional stock issued (in Shares)				13,001,552
Transaction costs			$ 3,412,939
Transaction costs				$ 786,728
Other offering costs			$ 812,628		$ 812,628
Aggregate fair market value, percentage			80.00%		80.00%
Business combination owns or acquires, percentage			50.00%		50.00%
Tax obligations			$ 250,000		$ 250,000
Business combination net tangible assets			$ 5,000,001		$ 5,000,001
Public share, percentage			100.00%		100.00%
Transaction costs					$ 3,412,939
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of IPO consumed (in Shares)		12,000,000
Generating gross proceeds		$ 120,000,000
Stock price (in Dollars per share)		$ 10
Net proceeds sales of units		$ 120,000,000
Sale of additional stock issued (in Shares)	13,001,552
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of IPO consumed (in Shares)	200,311		3,750,000		3,750,000
Stock price (in Dollars per share)	$ 1		$ 1		$ 1
Gross proceeds from investors	$ 200,311		$ 3,750,000		$ 3,750,000
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Stock price (in Dollars per share)	$ 10
Sale of additional stock issued (in Shares)	1,001,552
Gross proceeds from sale of stock	$ 10,215,831
Trust Account [Member]
Description of Organization and Business Operations (Details) [Line Items]
Stock price (in Dollars per share)			$ 10		$ 10
Net proceeds sales of units	10,015,520
Gross proceeds from sale of stock	$ 130,015,520
Underwriting Fees [Member]
Description of Organization and Business Operations (Details) [Line Items]
Transaction costs			$ 2,600,311		$ 2,600,311